UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08599

DWS Equity Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  3/31

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS Alternative Asset Allocation Plus Fund

	Shares	Value ($)
Equity - Equity Funds 51.3%
DWS Disciplined Market Neutral Fund "Institutional"	10,568,514	100,612,257
DWS Emerging Markets Equity Fund "Institutional"	3,051,609	47,544,062
DWS Gold & Precious Metals Fund "Institutional"	1,230,625	26,495,360
DWS RREEF Global Infrastructure Fund "Institutional"	3,329,195	26,500,392
DWS RREEF Global Real Estate Securities Fund "Institutional"	12,519,873	78,750,003

Total Equity - Equity Funds (Cost $275,275,210)		279,902,074
Equity - Exchange-Traded Funds 2.0%
iShares MSCI EAFE Small Cap Index Fund	243,468	7,917,579
WisdomTree Emerging Markets SmallCap Dividend Fund	65,629	2,646,818

Total Exchange-Traded Funds (Cost $16,430,142)		10,564,397
Fixed Income - Bond Funds 42.9%
DWS Emerging Markets Fixed Income Fund "Institutional"	6,053,121	63,678,837
DWS Enhanced Commodity Strategy Fund "Institutional"	19,991,783	69,371,487
DWS Floating Rate Plus Fund "Institutional"	2,941,371	26,501,753
DWS Global Inflation Plus Fund "Institutional"	7,283,378	74,217,621

Total Fixed Income - Bond Funds (Cost $239,816,192)		233,769,698
Fixed Income - Exchange-Traded Fund 0.9%
SPDR Barclays Capital International Treasury Bond	100,246	5,388,223
Fixed Income - Money Market Fund 2.0%
Central Cash Management Fund (Cost $10,719,799)	10,719,799	10,719,799

	Principal Amount ($)	Value ($)
Fixed Income – Government & Agency Obligation 1.3%
US Treasury Obligation
US Treasury Bill, 0.22% *, 9/16/2010 (a) (Cost $7,303,729)	7,307,000	7,304,574

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $549,545,072) †	100.4	547,648,765
Other Assets and Liabilities, Net	(0.4)	(2,161,365)

Net Assets	100.0	545,487,400

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $611,345,732.  At June 30, 2010, net unrealized depreciation for all securities based on tax cost was $63,696,967.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,282,875 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $78,979,842.

(a) At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/15/2010	6	540,109	8,875
10 Year Japanese Government Bond	JPY	9/9/2010	42	67,293,106	503,534
10 Year US Treasury Note	USD	9/21/2010	113	13,847,797	152,251
CAC 40 Index	EUR	7/16/2010	87	3,661,872	(215,961)
Federal Republic of Germany Euro-Schatz	EUR	9/8/2010	99	13,259,934	1,211
FTSE 100 Index	GBP	9/17/2010	80	5,833,566	(378,306)
FTSE MIB Index	EUR	9/17/2010	9	1,064,576	(54,973)
IBEX 35 Index	EUR	7/16/2010	26	2,926,010	(127,739)
NASDAQ 100 E-Mini Index	USD	9/17/2010	64	2,224,640	(139,024)
TOPIX Index	JPY	9/10/2010	32	3,034,779	(74,738)
United Kingdom Long Gilt Bond	GBP	9/28/2010	48	8,681,322	170,118

Total net unrealized depreciation	(154,752)

At June 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	9/21/2010	124	14,423,860	(334,348)
2 Year US Treasury Note	USD	9/30/2010	180	39,389,063	(121,298)
AEX Index	EUR	7/16/2010	19	1,470,721	79,321
ASX SPI 200 Index	AUD	9/16/2010	33	2,959,720	169,444
DAX Index	EUR	9/17/2010	1	182,250	6,298
DJ Euro Stoxx 50 Index	EUR	9/17/2010	149	4,679,014	240,510
Federal Republic of Germany Euro-Bund	EUR	9/8/2010	388	61,391,114	(243,457)
Hang Seng Index	HKD	7/29/2010	27	3,481,058	101,208
Russell 2000 Mini Index	USD	9/17/2010	12	729,360	51,092
S&P 500 E-Mini Index	USD	9/17/2010	54	2,771,820	160,658
S&P TSX 60 Index	CAD	9/16/2010	23	2,848,452	97,249

Total net unrealized appreciation	206,677

At June 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,078,058	NOK	7,016,000	8/18/2010	1,206	Royal Bank of Scotland PLC
USD	5,231,164	SEK	40,653,000	8/18/2010	12,142	UBS AG
GBP	12,397,000	USD	18,576,347	8/18/2010	47,062	Royal Bank of Scotland PLC
EUR	23,407,000	USD	28,834,615	8/18/2010	59,394	UBS AG
Total unrealized appreciation					119,804
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	6,607,084	AUD	7,674,000	8/18/2010	(135,160)	Royal Bank of Scotland PLC
USD	2,312,630	NZD	3,292,000	8/18/2010	(49,062)	Royal Bank of Scotland PLC
USD	9,081,068	CAD	9,479,000	8/18/2010	(145,780)	UBS AG
CHF	1,687,000	USD	1,530,853	8/18/2010	(35,987)	Royal Bank of Scotland PLC
JPY	935,988,000	USD	10,483,149	8/18/2010	(100,308)	UBS AG
Total unrealized depreciation					(466,297)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$279,902,074	$—	$—	$279,902,074
Exchange-Traded Funds(b)	15,952,620	—	—	15,952,620
Bond Funds	233,769,698	—	—	233,769,698
Money Market Fund	10,719,799	—	—	10,719,799
Government & Agency Obligation	—	7,304,574	—	7,304,574
Derivatives(c)	51,925	119,804	—	171,729
Total	$540,396,116	$7,424,378	$—	$547,820,494

Liabilities
Derivatives(c)	$—	$(466,297)	$—	$(466,297)
Total	$—	$(466,297)	$—	$(466,297)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(b)	See Investment Portfolio for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(84,961)	$—
Foreign Exchange Contracts	$—	$(346,493)
Interest Rate Contracts	$136,886	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010